Goodwill and Intangible Assets - Goodwill Allocated to CGUs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill impairment	$ 0	$ 0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	6,072	5,832	$ 5,412
SLF Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,607	2,607
SLF US, Employee benefits group | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,062	1,083
SLF Asia | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	665	676
SLF Asset Management, MFS | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	486	494
SLF Asset Management, SLIM - excluding Infrared | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	777	787
InfraRed
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	288
Corporate, UK | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 187	$ 185
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price-to-earnings multiples used for valuation	10.5
Price-to-assets-under-management multiples used for valuation	0.80%
CGU discount rate	9.25%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Price-to-earnings multiples used for valuation	11.5
Price-to-assets-under-management multiples used for valuation	2.00%
CGU discount rate	12.50%
Income approach | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Future sales projection for valuation, in years	10 years
Income approach | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Future sales projection for valuation, in years	15 years